Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Disclosures [Abstract]
Schedule of Transactions with Related Parties During Financial Year	The Group had the following transactions with related parties during the financial year:
	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Ultimate holdings company
- Management fee#	-	-	(704,000)
- Project management fee income	-	-	850,000

Related companies
- Project management fee income	-	29,105,000	6,000,000
- Rendering of information technology system	25,000,000	-	722,595
- Project management fee expenses&	(12,000,000)	(2,903,333)	(1,893,001)

Related parties
- Sale of goods	-	77,304,000	-
- Rendering of information technology system	-	-	154,000,000
- Purchase of property, plant and equipment	(30,000,000)	-	-
- Renovation work expenses	(30,000)	(1,200,000)	-
- Rental paid	(132,000)	(132,000)	(121,000)
#

ARB Berhad charges management fee for administrative support service provided. The Director office cost comprise of director salary, defined contribution plan, social security contributions and other employee benefit. These costs were allocated based on ratio from gross profit contribution and assets among ARB Berhad’s subsidiaries.

&	Other than the above management fee, ARB Berhad’s subsidiaries out of the Group had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.